Borrowings (Details) - Schedule of borrowings - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Borrowings Abstract
Harbert loan, net of debt amortization expenses		$ 15,479,975
Blue Torch finance, net of debt amortization expenses	86,758,378
BPI France	839,473	1,147,826
CIN Phases		932,194
BNP Paribas	748,797	910,160
Total	$ 88,346,648	$ 18,470,155